ORDINARY SHARES	12 Months Ended
Dec. 31, 2014
ORDINARY SHARES [Abstract]
ORDINARY SHARES
16.	ORDINARY SHARES

Under a series of share repurchase programs approved by the Company's board of directors on September 29, 2011, December 26, 2012, June 28, 2013 and June 28, 2014, during the years ended December 31, 2012, 2013 and 2014,  the Company repurchased 54,253,314, 56,635,569 and 80,728,137 ordinary shares for total considerations of $53,630, $55,575 and $87,323, respectively.

As of December 31, 2014, the Company is authorized to continue its repurchase up to $57,317 worth of its issued and outstanding ADSs in open-market transactions on NYSE by June 27, 2015.